Condensed Consolidated Statements of Cash Flows (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income			$ (2,116,284)	$ 63,036	$ (57,181)	$ (380,797)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization			544,821	36,422	65,895
Loss on disposal of assets					2,744
Deferred rent			136,470	55,517	64,753
(Increase) decrease in operating assets:
Accounts receivable, net			(547,667)	194,386	208,416	(305,000)
Other assets			330,285	37,994	90,296	2,743
Security deposits			(410,335)	(21,000)	(27,828)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses			826,149	90,337	53,673	2,991
Patient deposits			719,831	100,122	130,906
Lease incentive obligation			544,658		60,428
Net cash (used in) provided by operating activities			(1,613,156)	(137,109)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment			(2,405,999)	(492,812)	(546,470)
Net cash used in investing activities			(2,058,351)	(441,650)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable			3,429,430		200,000	500,000
Payments on notes payable			(148,901)	(65,734)	(85,916)
Proceeds from line of credit			494,975		25,000
Payments on line of credit			(140,000)
Payments on capital lease obligation			(7,898)		(1,901)
Net cash (used in) provided by financing activities			3,785,593	19,709	161,074	2,178,397
Net (decrease) increase in cash			114,086	(559,050)	(748,417)	876,205
Cash, beginning of period	$ 127,788	$ 876,205	127,788	876,205	876,205
Cash, end of period			241,874	317,155	127,788	876,205
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Cash flows from operating activities:
Net (loss) income	(117,170)	231,872			144,177	(84,486)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	59,752	33,621			197,945	139,614
Loss on disposal of assets		(74,120)			569,617
Deferred rent	(2,766)	5,534			11,960	10,400
(Increase) decrease in operating assets:
Accounts receivable, net	(115,515)	(180,229)			(63,095)	72,997
Other assets	(100)	(1,608)			(28,031)	(34,502)
Security deposits						(5,521)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	60,391	75,237			29,608	9,664
Patient deposits	138,956	126,628			(3,232)	104,110
Lease incentive obligation	(12,213)	(2,331)			205,708
Net cash (used in) provided by operating activities	11,335	288,724			1,064,658	212,277
Cash flows from investing activities:
Purchase of property and equipment	(4,453)	(279,322)			(656,507)	(22,716)
Proceeds of disposal of property and equipment					346,500
Net cash used in investing activities	(4,453)	(279,322)			(310,007)	(22,716)
Cash flows from financing activities:
Proceeds from notes payable		100,000			100,000
Payments on notes payable	(6,902)	(6,632)			(622,057)	(84,329)
Proceeds from line of credit	50,000				140,000	247,095
Payments on line of credit	(98)	(61,046)			(180,000)	(227,919)
Payments on capital lease obligation					(6,306)
Distributions to stockholders		(20,000)			(200,000)	(140,000)
Net cash (used in) provided by financing activities	43,000	12,322			(768,363)	(205,153)
Net (decrease) increase in cash	49,882	21,724			(13,713)	(15,592)
Cash, beginning of period	15,994	29,706	$ 15,994	$ 29,706	29,706	45,299
Cash, end of period	$ 65,876	$ 51,430			$ 15,994	$ 29,706